Promotion and Selling Expenses - Summary of Promotion and Selling Expenses (Detail) - CNY (¥) ¥ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Analysis of income and expense [abstract]
Ticket office expenses		¥ 3,299	¥ 3,173		¥ 3,160
Sales commissions	[1]	2,214	2,027		1,935
Computer reservation services		959	892		835
Advertising and promotion		314	217		196
Others		969	727		755
Promotion and selling expenses		¥ 7,755	¥ 7,036	[2]	¥ 6,881	[2],[3]

[1]	The Group applies the practical expedient in IFRS 15 and therefore expenses the portion of sales commissions which are regarded as directly related incremental costs of obtaining transportation contracts, as the amortization period is less than one year.
[2]	The Group has initially applied IFRS 16 at January 1, 2019 using the modified retrospective approach. Under this approach, comparative information is not restated. See Note 2(b).
[3]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated. See Note 2(b).